Related parties (Details) - GBP (£) £ in Millions	1 Months Ended
	May 31, 2025	Feb. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Related parties
Threshold percentage of ownership in other entity or third party holding interests in reporting entity for disclosure as a related party	20.00%
Threshold value of eligible liabilities for UK authorized institutions to have to pay Bank of England levy					£ 600.0
Threshold period considered to disclose as related party even after percentage of ownership	12 months
Main Pension Scheme
Related parties
Transfer of amount to reservoir trust to meet potential future contributions		£ 471.0
Bank deposits held within entity			£ 44.1	£ 43.2